Investment Strategy	Nov. 26, 2025
American Conservative Values ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. companies that meet its politically conservative criteria (i.e., “conservative values”). The equity securities in which the Fund invests will generally be those of companies with large market capitalizations.

Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index or S&P 500 Index (the “Large Cap Indexes”). The size of the companies in the Large Cap Indexes changes with market conditions and the composition of the Indexes. The Adviser generally defines large cap as greater than $4.0 Billion.

The Fund’s strategy reflects the Adviser’s conviction that politically active companies negatively impact their shareholders’ value by misallocating the company’s resources, as well as supporting issues and causes, which are opposed to conservative political beliefs and values. Representative examples of which are: belief in “American Exceptionalism,” individual liberty, and free enterprise. The misallocation of resources is a strong indication that the company’s managers are not solely focused on maximizing shareholder value. As such the Adviser believes such companies constitute poor long-term investment opportunities when compared to companies which focus solely on shareholder value and are consequently avoided.

The Fund is actively managed and seeks to avoid ownership of companies which the Adviser determines with the use of negative screening are perceived as hostile to conservative values resulting from having a negative reputation among politically conservative investors, business activities which alienate politically conservative customers and employees, and disproportionate support of liberal causes. Such support could be financial, as part of corporate governance, marketing, business strategy or public activism, campaign contributions and advocacy by the company and or its senior management. Representative examples of liberal causes include policies which focus on stakeholder value, Diversity, Equity and Inclusion programs (DEI), carbon emissions and sponsorship of advocacy groups such as the Human Rights Coalition (HRC) and Planned Parenthood. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature.

Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which will achieve the Fund’s investment objective.

Companies are continually evaluated by the Adviser for portfolio exclusion or inclusion based on financial reporting and data sources, such as, but not limited to: press releases, social media, advertising, lobbying efforts, data from Federal and State Election Commissions, market research, surveys, and polling.. Representative examples of these data sources are political contributions as reported by the Federal Election Commission (FEC), jointly signed letters by corporate executives of a political nature, and favorable polling of retail investors.

The Fund will generally hold the common stock of 200 to 500 companies with large market capitalizations. The Fund’s portfolio is expected to be broadly diversified with exposure to growth and value as well as to all economic sectors. The Fund seeks to manage active risk to capitalization-weighted benchmarks such as the Russell 1000 and S&P 500. The Fund relies on the investment discretion of its Adviser with respect to the selection and management of its portfolio of investments. The Fund may engage in active and frequent trading of portfolio securities. Companies screened out of the Fund’s portfolio for non-alignment with conservative values are disclosed daily on the Fund’s public website.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund is actively managed and does not seek to replicate an index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. companies that meet its politically conservative criteria (i.e., “conservative values”).
American Conservative Values Small-Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. companies with small market capitalizations that meet its politically conservative criteria (i.e., “conservative values”).

Small capitalization companies are those companies with market capitalizations similar to companies in the Russell 2000 Index and S&P 600 Index (the “Small Cap Indexes”). The size of the companies in the Small Cap Indexes changes with market conditions and the composition of the Small Cap Indexes. The Adviser generally defines small cap as less than $4.0 Billion and greater than $500 million.

The Fund’s strategy reflects the Adviser’s conviction that politically active companies negatively impact their shareholders’ value by misallocating the company’s resources, as well as supporting issues and causes, which are opposed to conservative political beliefs and values. Representative examples of which are: belief in “American Exceptionalism,” individual liberty, and free enterprise. The misallocation of resources is a strong indication that the company’s managers are not solely focused on maximizing shareholder value. As such the Adviser believes such companies constitute poor long-term investment opportunities when compared to companies which focus solely on shareholder value and are consequently avoided.

The Fund is actively managed and seeks to avoid ownership of companies which the Adviser determines with the use of negative screening are perceived as hostile to conservative values resulting from having a negative reputation among politically conservative investors, business activities which alienate politically conservative customers and employees, and disproportionate support of liberal causes. Such support could be financial, as part of corporate governance, marketing, business strategy or public activism, campaign contributions and advocacy by the company and or its senior management. Representative examples of liberal causes include policies which focus on stakeholder value, Diversity, Equity and Inclusion programs (DEI), carbon emissions and sponsorship of advocacy groups such as the Human Rights Coalition (HRC) and Planned Parenthood. Initially all publicly traded companies are considered to possess conservative values due to their capitalistic for-profit nature.

Given the qualitative and quantitative analysis required to determine a company’s alignment with conservative values, the Adviser has considerable discretion regarding the selection of securities which will achieve the Fund’s investment objective.

Companies are continually evaluated by the Adviser for portfolio exclusion or inclusion based on financial reporting and data sources, such as, but not limited to: press releases, social media, advertising, lobbying efforts, data from Federal and State Election Commissions, market research, surveys, and polling. Representative examples of these data sources are political contributions as reported by the Federal Election Commission (FEC), jointly signed letters by corporate executives of a political nature, and favorable polling of retail investors.

The Fund will generally hold the common stock of 400 to 600 companies with small market capitalizations. The Fund’s portfolio is expected to be broadly diversified with exposure to growth and value as well as to all economic sectors. The Fund seeks to manage active risk to capitalization-weighted benchmarks such as the Russell 2000 and S&P 600 indices. The Fund relies on the investment discretion of its Adviser with respect to the selection and management of its portfolio of investments. The Fund may engage in active and frequent trading of portfolio securities. Companies screened out of the Fund’s portfolio for non-alignment with conservative values are disclosed daily on the Fund’s public website.

The Fund’s investment objective is a non-fundamental policy and may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders. The Fund is actively managed and does not seek to replicate an index.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund seeks to meet its investment objective by investing at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities of U.S. companies with small market capitalizations that meet its politically conservative criteria (i.e., “conservative values”).